CONSOLIDATED QUARTERLY RESULTS - UNAUDITED (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Gross premiums and policy fees	$ 1,047	$ 1,054	$ 1,026	$ 1,095	$ 1,053	$ 1,045	$ 1,009	$ 896	$ 4,222	$ 4,003	$ 4,056
Reinsurance ceded	(366)	(311)	(326)	(317)	(344)	(287)	(360)	(36)	(1,320)	(1,027)	(1,508)
Net premiums and policy fees	681	743	700	778	709	758	649	860	2,902	2,976	2,548
Net investment income	767	753	742	720	653	740	742	754	2,982	2,889	2,825
Net gains (losses) - investments and derivatives	(11)	67	(33)	127	(11)	111	(34)	(301)
Other income	102	89	100	88	184	115	111	128	379	538	417
Total revenues	1,539	1,652	1,509	1,713	1,535	1,724	1,468	1,441	6,413	6,168	5,731
Total benefits and expenses	1,555	1,593	1,308	1,586	1,433	1,564	1,294	1,600	6,042	5,891	5,207
Income (loss) before income tax	(16)	59	201	127	102	160	174	(159)	371	277	524
Income tax (benefit) expense	12	10	39	25	12	29	32	(30)	86	43	97
Net income (loss)	(28)	$ 49	$ 162	$ 102	$ 90	$ 131	$ 142	$ (129)	285	234	427
Non-cash impairment charge	$ 129								$ 129	$ 0	$ 0